(LOSS) EARNING PER SHARE - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ 515,101	$ 80,831	¥ (2,680,259)	¥ (181,246)
Net profit attributable to noncontrolling interest	(15,003)	(2,354)	(29,088)	(1,046)
Net (loss) earning attributable to the Company	500,098	78,477	(2,709,347)	(182,292)
Plus undeclared cumulative dividend on perpetual convertible preferred shares | ¥			(22,806)
Deemed distribution to perpetual convertible preferred shareholders | ¥			(470,643)
Dividend distribution to perpetual convertible preferred shareholders	(5,831)	(915)
Adjusted net (loss) earning attributable to ordinary shareholders - Basic	(494,267)	(77,562)	3,202,796	182,292
Changes in the fair value of convertible promissory notes	829,149	130,112	(2,544,220)
Adjusted interest for convertible promissory notes	9,703	1,523
Adjusted net loss attributable to ordinary shareholders	494,267	77,562	(3,202,796)	(182,292)
Adjusted net loss attributable to ordinary shareholders -Diluted	¥ (325,179)	$ (51,027)	¥ (3,202,796)	¥ (182,292)
Denominator:
Weighted average number of shares outstanding - basic (in shares) | shares	865,352,554	865,352,554	716,888,919	668,833,756
Weighted average number of shares outstanding - diluted (in shares) | shares	911,591,433	911,591,433	716,888,919	668,833,756
(Loss) earning per share-Basic:
Net loss | (per share)	¥ 0.57	$ 0.09	¥ (4.47)	¥ (0.27)
Basic (in per share) | (per share)	0.57	0.09	(4.47)	(0.27)
Loss per share-Diluted:
Net loss | (per share)	(0.36)	(0.06)	(4.47)	(0.27)
Diluted (in per share) | (per share)	¥ (0.36)	$ (0.06)	¥ (4.47)	¥ (0.27)